Accounting Policies and Procedures: General and Administrative Expenses, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
General and Administrative Expenses, Policy	General and administrative expenses The significant components of general and administrative expenses consist of bank fees and license and permit fees.